Earnings per share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Aug. 26, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 01, 2011	Mar. 31, 2013 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Sep. 30, 2012 Roth Warrant [Member]	Sep. 01, 2011 Roth Warrant [Member]
Class of Warrant or Right [Line Items]
Commitment public underwritten offering of equity securities closing days	180 days
Equity securities resulting in gross proceeds	$ 15.0
Gross proceeds	$ 5
Reset price	12.00
Percent of shares of additional common stock issued pursuant to Private Placement provision		50.00%		50.00%
Anti-dilutive potential common shares		597,918		736,252
Exercise price per share		$ 13.00	$ 13.00	$ 13.00
Estimated fair value per share of common stock			$ 12.06
Shares issued for warrants exercised							138,334	13,750
Conversion price for the preferred stock	$ 12.00	$ 12.00		$ 12.00
Strike price of dilutive common shares for SAR				$ 22.07
Average closing market price of common stock excluded from diluted earning per share				$ 15.51
Shares of common stock issuable upon exercise of the Roth Warrant						105,000			62,116	62,116
Estimated market value for the company's common stock per share				$ 16.18	$ 9.55